DESCRIPTION OF BUSINESS AND ORGANIZATION	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
DESCRIPTION OF BUSINESS AND ORGANIZATION
1. DESCRIPTION OF BUSINESS AND ORGANIZATION

1. DESCRIPTION OF BUSINESS AND ORGANIZATION

Folkup Development Inc. (“the Company” or “FLDI”) was incorporated on July 5, 2016 under the laws of the State of Nevada. The Company, through its subsidiaries, mainly provides the renewable energy products and solutions to the customers in Hong Kong.

Description of subsidiaries

Name	Place of incorporation and kind of legal entity	Principal activities	Particulars of registered/ paid up share capital	Effective interest held

Powertech Holdings Company Limited	British Virgin Islands	Investment holding	5,209,000 ordinary shares at par value of US$0.0001	100%

SinoPower Holdings International Co. Limited	Hong Kong	Sales and marketing	1,000 ordinary shares for HK$1,000	100%

SinoPower Solar Energy Engineering Co. Limited	Hong Kong	Solar-related projects	10,000 ordinary shares for HK$10,000	100%

Sinopower Holding (Hong Kong) Co. Limited	Hong Kong	Engineering design, installation and construction of solar power system and project development	1,000,000,000 ordinary shares for HK$10,000,001	100%

SolarPower Investment Company Limited (formerly Byconcept Hong Kong Co. Limited)	Hong Kong	Dormant	10,000 ordinary shares for HK$10,000	100%

SinoPower Solar Energy Co. Limited	Hong Kong	Dormant	10,000 ordinary shares for HK$10,000	100%

HongKong Hydroponics Company Limited	Hong Kong	Operation of hydroponics projects	10,000 ordinary shares for HK$10,000	90%

The Company and its subsidiaries are hereinafter referred to as (the “Company”).

1. DESCRIPTION OF BUSINESS AND ORGANIZATION

Folkup Development Inc. (“the Company” or “FLDI”) was incorporated on July 5, 2016 under the laws of the State of Nevada. The Company through its subsidiaries, mainly provides the renewable energy products and solutions to the customers in Hong Kong.

On November 25, 2020, the Company entered into a Share Exchange Agreement (the “Share Exchange Agreement”) with Powertech Holdings Company Limited (“PHCL”), a limited liability company incorporated in British Virgin Islands, and its shareholders. Pursuant to the Share Exchange Agreement, the shareholders of PHCL agree to sell its aggregate of 5,209,000 ordinary shares representing 100% of the issued and outstanding ordinary shares of PHCL. As consideration, the shareholders of PHCL were received 6,000,000 shares of the Company’s common stock, at a value of $4.5per share, for an aggregate value of $27 million.

Because the Company is a shell company, PHCL will comprise the ongoing operations of the combined entity and its senior management will serve as the senior management of the combined entity, PHCL is deemed to be the accounting acquirer for accounting purposes. The transaction will be treated as a recapitalization of the Company. Accordingly, the consolidated assets, liabilities and results of operations of the Company will become the historical financial statements of PHCL, and the Company’s assets, liabilities and results of operations will be consolidated with PHCL beginning on the acquisition date. PHCL was the legal acquiree but deemed to be the accounting acquirer. The Company was the legal acquirer but deemed to be the accounting acquiree in the reverse merger. The historical financial statements prior to the acquisition are those of the accounting acquirer (PHCL). After completion of the Share Exchange Transaction, the Company’s consolidated financial statements include the assets and liabilities, the operations and cash flow of the accounting acquirer.

On November 25, 2020, the Company’s Board of Directors approved a change in its fiscal year end from November 30 to December 31, effective beginning with the Company’s next fiscal year, which will now begin on January 1, 2021 and end on December 31, 2021 (the “New Fiscal Year”).

Description of subsidiaries

Name	Place of incorporation and kind of legal entity	Principal activities	Particulars of registered/ paid up share capital	Effective interest held

Powertech Holdings Company Limited	British Virgin Islands	Investment holding	5,209,000 ordinary shares at par value of US$0.0001	100%

Sinopower Holdings International Co. Limited	Hong Kong	Sales and marketing	1,000 ordinary shares for HK$1,000	100%

SinoPower Solar Energy Engineering Co. Limited	Hong Kong	Solar-related projects	10,000 ordinary shares for HK$10,000	100%

SinoPower Holding (Hong Kong) Co. Limited	Hong Kong	Engineering design, installation and construction of solar power system and project development	1,000,000,000 ordinary shares for HK$10,000,001	100%

SolarPower Investment Company Limited (formerly Byconcept Hong Kong Co. Limited)	Hong Kong	Dormant	10,000 ordinary shares for HK$10,000	100%

SinoPower Solar Energy Co. Limited	Hong Kong	Dormant	10,000 ordinary shares for HK$10,000	100%

SinoPower Solar Investment Co. Limited	Hong Kong	Dormant	10,000 ordinary shares for HK$10,000	100%

HongKong Hydroponics Company Limited	Hong Kong	Operation of hydroponics business	10,000 ordinary shares for HK$10,000	90%

The Company and its subsidiaries are hereinafter referred to as (the “Company”).